Buffalo High Yield Fund
Schedule of Investments
September 30, 2019 (Unaudited)

Shares or Face Amount		Fair Value*
	COMMON STOCKS - 1.16%
	Communication Services - 0.88%
	Entertainment - 0.88%
24,485	Lions Gate Entertainment Corp. - Class A (a)	$226,486
24,485	Lions Gate Entertainment Corp. - Class B (a)	213,999
20,000	Live Nation Entertainment, Inc.	1,326,800
	Total Communication Services (Cost $1,191,820)	1,767,285

	Industrials - 0.28%
	Machinery - 0.28%
19,000	The Greenbrier Companies, Inc.	572,280
	Total Industrials (Cost $673,855)	572,280

	TOTAL COMMON STOCKS (Cost $1,865,675)	2,339,565

	CONVERTIBLE BONDS - 13.37%
	Communication Services - 0.88%
	Entertainment - 0.14%
	Live Nation Entertainment, Inc.
250,000	2.500%, 03/15/2023	293,725
	Interactive Media & Services - 0.74%
	Twitter, Inc.
1,500,000	1.000%, 09/15/2021	1,480,313
	Total Communication Services (Cost $1,686,847)	1,774,038

	Energy - 0.21%
	Oil, Gas & Consumable Fuels - 0.21%
	Whiting Petroleum Corp.
427,000	1.250%, 04/01/2020	418,571
	Total Energy (Cost $411,841)	418,571

	Financials - 1.26%
	Consumer Finance - 1.26%
	PRA Group, Inc.
500,000	3.000%, 08/01/2020	497,844
2,000,000	3.500%, 06/01/2023	2,036,082
	Total Financials (Cost $2,526,867)	2,533,926

	Health Care - 1.65%
	Biotechnology - 1.65%
	Flexion Therapeutics, Inc.
500,000	3.375%, 05/01/2024	450,232
	The Medicines Co.
300,000	2.500%, 01/15/2022	452,058
2,000,000	2.750%, 07/15/2023	2,420,000
	Total Health Care (Cost $2,753,629)	3,322,290

	Industrials - 2.35%
	Air Freight & Logistics - 1.16%
	Air Transport Services Group, Inc.
2,500,000	1.125%, 10/15/2024	2,338,609
	Construction & Engineering - 0.71%
	Tutor Perini Corporation
1,500,000	2.875%, 06/15/2021	1,431,562

	Machinery - 0.48%
	The Greenbrier Companies, Inc.
1,000,000	2.875%, 02/01/2024	956,106
	Total Industrials (Cost $4,912,884)	4,726,277

	Information Technology - 7.02%
	IT Services - 1.46%
	Cardtronics plc
3,000,000	1.000%, 12/01/2020 (a)	2,935,115
	Software - 5.56%
	8x8, Inc.
3,000,000	0.500%, 02/01/2024 (b)	3,157,849
	Envestnet, Inc.
1,500,000	1.750%, 12/15/2019	1,526,250
	Guidewire Software, Inc.
2,000,000	1.250%, 03/15/2025	2,300,130
	Nuance Communications, Inc.
3,310,000	1.500%, 11/01/2035 (b)	3,324,564
	Pluralsight, Inc.
1,000,000	0.375%, 03/01/2024 (b)	859,966
		11,168,759
	Total Information Technology (Cost $13,619,268)	14,103,874

	TOTAL CONVERTIBLE BONDS (Cost $25,911,336)	26,878,976

	CORPORATE BONDS - 62.86%
	Communication Services - 10.40%
	Diversified Telecommunication Services - 2.08%
	Consolidated Communications, Inc.
4,500,000	6.500%, 10/01/2022	4,185,000
	Entertainment - 3.02%
	Lions Gate Capital Holdings LLC
250,000	5.875%, 11/01/2024 (b)	258,125
	Live Nation Entertainment, Inc.
3,100,000	5.375%, 06/15/2022 (b)	3,146,500
1,000,000	4.875%, 11/01/2024 (b)	1,038,537
250,000	5.625%, 03/15/2026 (b)	266,563
	Netflix, Inc.
250,000	5.500%, 02/15/2022	265,938
1,000,000	5.750%, 03/01/2024	1,093,750
		6,069,413
	Interactive Media & Services - 0.52%
	Match Group, Inc.
1,000,000	5.000%, 12/15/2027 (b)	1,042,500
	Media - 4.78%
	AMC Networks, Inc.
1,500,000	5.000%, 04/01/2024	1,548,795
	Cinemark USA, Inc.
1,000,000	5.125%, 12/15/2022	1,016,250
	The E.W. Scripps Co.
250,000	5.125%, 05/15/2025 (b)	251,250
	Gray Television, Inc.
2,060,000	5.875%, 07/15/2026 (b)	2,147,550
	Nexstar Broadcasting, Inc.
2,000,000	6.125%, 02/15/2022 (b)	2,030,000
500,000	5.625%, 08/01/2024 (b)	521,675
	Townsquare Media, Inc.
2,100,000	6.500%, 04/01/2023 (b)	2,102,625
		9,618,145
	Total Communication Services (Cost $20,596,892)	20,915,058

	Consumer Discretionary - 11.93%
	Auto Components - 0.51%
	Allison Transmission, Inc.
1,000,000	5.000%, 10/01/2024 (b)	1,023,750
	Commercial Services - 1.57%
	Compass Group Diversified Holdings LLC
2,000,000	8.000%, 05/01/2026 (b)	2,125,000
	The ServiceMaster Co. LLC
1,000,000	5.125%, 11/15/2024 (b)	1,040,000
		3,165,000
	Distributors - 1.01%
	LKQ Corp.
2,000,000	4.750%, 05/15/2023	2,035,000
	Hotels, Restaurants & Leisure - 2.57%
	Nathan's Famous, Inc.
1,500,000	6.625%, 11/01/2025 (b)	1,500,000
	Royal Caribbean Cruises Ltd.
1,615,000	7.500%, 10/15/2027 (a)	2,059,576
	Six Flags Entertainment Corp.
1,500,000	5.500%, 04/15/2027 (b)	1,603,095
		5,162,671
	Leisure Products - 1.70%
	Brunswick Corp.
3,000,000	7.375%, 09/01/2023	3,419,275
	Media - 0.76%
	Sirius XM Radio, Inc.
1,500,000	4.625%, 05/15/2023 (b)	1,535,625
	Specialty Retail - 2.02%
	Penske Automotive Group, Inc.
2,500,000	5.750%, 10/01/2022	2,539,700
	Sonic Automotive, Inc.
1,500,000	5.000%, 05/15/2023	1,526,250
		4,065,950
	Textiles, Apparel & Luxury Goods - 1.79%
	PVH Corp.
3,120,000	7.750%, 11/15/2023	3,590,231
	Total Consumer Discretionary (Cost $21,787,218)	23,997,502

	Consumer Staples - 4.65%
	Food Products - 4.65%
	Performance Food Group, Inc.
3,000,000	5.500%, 10/15/2027 (b)	3,172,500
	Pilgrim's Pride Corp.
1,000,000	5.750%, 03/15/2025 (b)	1,037,500
	TreeHouse Foods, Inc.
2,000,000	4.875%, 03/15/2022	2,025,000
3,000,000	6.000%, 02/15/2024 (b)	3,120,000
	Total Consumer Staples (Cost $5,976,767)	9,355,000

	Energy - 6.31%
	Oil, Gas & Consumable Fuels - 6.31%
	Andeavor Logistics LP / Tesoro Logistics Finance Corp.
1,000,000	5.500%, 10/15/2019	1,001,061
	Delek Logistics Partners LP / Delek Logistics Finance Corp.
2,000,000	6.750%, 05/15/2025	1,990,000
	Holly Energy Partners LP / Holly Energy Finance Corp.
2,500,000	6.000%, 08/01/2024 (b)	2,621,875

	MPLX LP
3,500,000	6.875% (3 Month LIBOR USD + 4.652%), 08/15/2023	3,504,550
	Parsley Energy LLC / Parsley Finance Corp.
250,000	6.250%, 06/01/2024 (b)	259,375
1,000,000	5.375%, 01/15/2025 (b)	1,017,500
	Seven Generations Energy Ltd.
1,275,000	6.750%, 05/01/2023 (a)(b)	1,294,125
1,000,000	5.375%, 09/30/2025 (a)(b)	993,750
	Total Energy (Cost $12,589,813)	12,682,236

	Financials - 4.49%
	Capital Markets - 1.55%
	Donnelley Financial Solutions, Inc.
1,500,000	8.250%, 10/15/2024	1,560,000
	MSCI, Inc.
1,500,000	5.250%, 11/15/2024 (b)	1,556,250
		3,116,250
	Diversified Financial Services - 2.94%
	Cogent Communications Finance, Inc.
3,000,000	5.625%, 04/15/2021 (b)	3,033,750
	Cott Holdings, Inc.
1,250,000	5.500%, 04/01/2025 (b)	1,301,600
	Everi Payments, Inc.
1,500,000	7.500%, 12/15/2025 (b)	1,584,375
		5,919,725
	Total Financials (Cost $8,715,750)	9,035,975

	Health Care - 5.32%
	Health Care Equipment & Supplies - 0.51%
	Catalent Pharma Solutions, Inc.
1,000,000	4.875%, 01/15/2026 (b)	1,033,750
	Health Care Providers & Services - 1.02%
	Centene Corp.
1,500,000	5.625%, 02/15/2021	1,522,065
500,000	6.125%, 02/15/2024	520,725
		2,042,790
	Pharmaceuticals - 3.79%
	Bausch Health Americas, Inc.
1,000,000	9.250%, 04/01/2026 (b)	1,138,740
	Bausch Health Companies Inc.
1,500,000	5.500%, 11/01/2025 (a)(b)	1,575,150
500,000	9.000%, 12/15/2025 (a)(b)	563,125
	Horizon Pharma USA, Inc.
1,000,000	5.500%, 08/01/2027 (b)	1,042,500
	Mylan NV
2,000,000	3.950%, 06/15/2026 (a)	2,068,387
	Teva Pharmaceutical Industries Ltd.
1,500,000	6.750%, 03/01/2028 (a)	1,228,125
		7,616,027
	Total Health Care (Cost $9,285,628)	10,692,567

	Industrials - 12.30%
	Aerospace & Defense - 2.91%
	TransDigm, Inc.
250,000	6.000%, 07/15/2022	254,375
500,000	6.250%, 03/15/2026 (b)	538,125
500,000	6.375%, 06/15/2026	528,125
	Triumph Group, Inc.
4,000,000	4.875%, 04/01/2021	4,008,200
500,000	6.250%, 09/15/2024 (b)	521,350
		5,850,175

	Building Products - 0.27%
	Builders FirstSource, Inc.
500,000	6.750%, 06/01/2027 (b)	541,250
	Commercial Services & Supplies - 5.32%
	Cimpress NV
2,000,000	7.000%, 06/15/2026 (a)(b)	2,074,600
	Covanta Holding Corp.
250,000	5.875%, 03/01/2024	258,125
1,500,000	5.875%, 07/01/2025	1,569,375
	LSC Communications, Inc.
500,000	8.750%, 10/15/2023 (b)	367,500
	Matthews International Corp.
1,250,000	5.250%, 12/01/2025 (b)	1,187,500
	Mobile Mini, Inc.
1,000,000	5.875%, 07/01/2024	1,032,500
	Quad Graphics, Inc.
4,000,000	7.000%, 05/01/2022	4,100,000
	Stericycle, Inc.
100,000	5.375%, 07/15/2024 (b)	103,000
		10,692,600
	Construction & Engineering - 1.76%
	Great Lakes Dredge & Dock Corp.
1,500,000	8.000%, 05/15/2022	1,602,450
	Tutor Perini Corp.
2,000,000	6.875%, 05/01/2025 (b)	1,945,000
		3,547,450
	Trading Companies & Distributors - 2.04%
	Fly Leasing Ltd.
2,000,000	6.375%, 10/15/2021 (a)	2,038,750
2,000,000	5.250%, 10/15/2024 (a)	2,070,000
		4,108,750
	Total Industrials (Cost $24,355,195)	24,740,225

	Information - 1.13%
	Radio and Television Broadcasting - 1.13%
	iHeartCommunications, Inc.
2,000,000	8.375%, 05/01/2027	2,170,600
100,000	5.250%, 08/15/2027 (b)	104,250
	Total Information (Cost $2,103,735)	2,274,850

	Information Technology - 4.67%
	Electronic Equipment, Instruments & Components - 1.72%
	Anixter, Inc.
500,000	5.125%, 10/01/2021	522,500
1,000,000	6.000%, 12/01/2025	1,107,500
	Itron, Inc.
1,500,000	5.000%, 01/15/2026 (b)	1,549,200
	MTS Systems Corp.
250,000	5.750%, 08/15/2027 (b)	260,625
		3,439,825
	IT Services - 1.39%
	Cardtronics Inc / Cardtronics USA, Inc.
1,500,000	5.500%, 05/01/2025 (a)(b)	1,530,000
	j2 Cloud Services LLC / j2 Global Co-Obligor, Inc.
1,200,000	6.000%, 07/15/2025 (b)	1,271,520
		2,801,520

	Software - 1.56%
	Nuance Communications, Inc.
3,000,000	6.000%, 07/01/2024	3,135,000
	Total Information Technology (Cost $7,941,388)	9,376,345

	Materials - 1.16%
	Chemicals - 0.52%
	OCI NV
1,000,000	6.625%, 04/15/2023 (a)(b)	1,049,700
	Metals & Mining - 0.64%
	Commercial Metals Co.
1,000,000	5.750%, 04/15/2026	1,027,500
250,000	5.375%, 07/15/2027	253,750
		1,281,250
	Total Materials (Cost $2,261,250)	2,330,950

	Wholesale Trade - 0.50%
	Drugs and Druggists' Sundries Merchant Wholesalers - 0.50%
	HLF Financing Sarl LLC / Herbalife International, Inc.
1,000,000	7.250%, 08/15/2026 (b)	1,011,250
	Total Wholesale Trade (Cost $1,023,750)	1,011,250

	TOTAL CORPORATE BONDS (Cost $121,737,386)	126,411,958

	BANK LOANS - 15.94%
	Aerospace & Defense - 3.12%
4,900,000	Maxar Technologies Ltd., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	4,331,257
1,955,175	Transdigm, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	1,949,407
		6,280,664
	Broadcasting - 0.25%
500,000	Nexstar Media Group, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	502,850

	Building Products - 0.50%
1,009,332	Builders FirstSource, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	1,013,587

	Capital Goods - 0.96%
1,930,932	SiteOne Landscape Supply, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	1,937,873

	Capital Markets - 0.48%
956,667	Blucora, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 3.000%)	959,656

	Commercial Services & Supplies - 0.16%
372,000	LSC Communications, Inc., Senior Secured First Lien Term Loan (1 Week LIBOR USD + 5.500%)	313,099

	Diversified Consumer Services - 1.10%
2,200,081	Weight Watchers International, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.750%)	2,207,649

	Food Products - 0.49%
980,000	Atkins Nutritionals, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)(c)	983,063

	Health Care Equipment & Services - 0.97%
1,942,857	RadNet Management, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.500%)	1,952,572

	Machinery - 0.48%
950,000	Welbilt, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.500%)	953,563

	Media - 1.34%
716,820	CBS Radio Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	718,611
980,000	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.000%)	976,325
995,000	The E.W. Scripps Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	997,239
		2,692,175
	Metals & Mining - 1.63%
3,454,940	U.S. Silica Co., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.000%)	3,281,468

	Oil, Gas & Consumable Fuels - 0.47%
987,500	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.750%)	952,938

	Pharmaceuticals - 1.32%
2,154,573	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	2,165,799
437,500	Bausch Health Companies Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.750%)	438,896
55,000	Innoviva, Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.500%)	54,175
		2,658,870
	Software - 2.17%
616,927	Avaya, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.250%)	587,817
368,035	Avaya, Inc., Senior Secured First Lien Term Loan (2 Month LIBOR USD + 4.250%)	350,670
2,000,000	Cerence Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.000%)(c)	1,890,000
322,486	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	323,969
213,009	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	213,989
989,884	SS&C Technologies, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.250%)	995,090
		4,361,535
	Trading Companies & Distributors - 0.50%
992,500	Foundation Building Materials Holding Company LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.000%)	994,053

	TOTAL BANK LOANS (Cost $32,773,233)	32,045,615

	SHORT TERM INVESTMENTS - 5.72%
	Investment Company - 5.72%
11,500,049	Fidelity Investments Money Market Funds - Government Portfolio - Class I - 1.83% (d)	11,500,049
	Total Investment Company	11,500,049

	TOTAL SHORT TERM INVESTMENTS (Cost $11,500,049)	11,500,049

	Total Investments (Cost ($193,787,679) - 99.05%	199,176,163
	Other Assets in Excess of Liabilities - 0.95%	1,907,744
	TOTAL NET ASSETS - 100.00%	$201,083,907

(a)	Foreign Issued Securities. The total value of these securities amounted to $21,920,889 (10.90% if net assets) at September 30, 2019.
(b)	144A Securities. The total value of these securities amounted to $69,375,919 (34.50% of net assets) at September 30, 2019.
(c)	Illiquid Security. The total value of this security amounted to $2,873,063 (1.43% of net assets) at September 30, 2019.
(d)	The rate quoted is the annualized seven-day effective yield as of September 30, 2019.
*	See the accompanying Notes to Financial Statements regarding valuation of securities.

The Global Industry Classification Standard (GICS) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

INVESTMENT VALUATION

Equity securities and debt securities traded on a national securities exchange or national market, except those traded using the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”), are valued at the latest sales price thereof, or if no sale was reported on that date, the mean between the most recent quoted bid and ask price is used. All equity securities that are traded using NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sales price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent quoted bid and ask price.

When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith under procedures approved by the Board of Trustees (the “Board”). If events occur that will affect the value of a Fund’s portfolio securities before the net asset value (“NAV”) has been calculated (a “significant event”), the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to the Valuation Committee. Some of the factors that may be considered by the Valuation Committee in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restriction on the position; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. As of September 30, 2019, none of the Funds held fair valued securities.

Debt securities with remaining maturities of 60 days or less are normally valued at the last reported sale price. If there is no trade on the particular day, then the security will be priced at the mean between the most recent bid and ask prices.

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Funds may invest in restricted securities that are consistent with the Funds’ investment objectives and investment strategies. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Funds or in connection with another registered offering of the securities. Investments in restricted securities are valued utilizing the Funds’ corporate bond valuation policies.

FOREIGN INVESTMENT RISK

Investing in securities of foreign corporations and governments involves additional risks relating to: political, social, religious and economic developments abroad; market instability; fluctuations in foreign exchange rates; different regulatory requirements, market practices, accounting standards and practices; and less publicly available information about foreign issuers. Additionally, these investments may be less liquid, carry higher brokerage commissions and other fees, and procedures and regulations governing transactions and custody in foreign markets also may involve delays in payment, delivery or recovery of money or investments. Investments in common stocks of U.S. companies with international operations, and the purchase of sponsored or unsponsored ADRs (American Depositary Receipt) carry similar risks. In addition to risks associated with investing in foreign securities, there are special risks associated with investments in China and Hong Kong, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization, exchange control regulations, differing legal standards and rapid fluctuations in inflation and interest rates. The Chinese government could, at any time, alter or discontinue economic reform programs implemented since 1978.

Summary of Fair Value Exposure at September 30, 2019

In accordance with FASB ASC 820, Fair Value Measurements (“ASC 820”), fair value is defined as the price that a Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:

Level 1 — Valuations based on quoted prices for investments in active markets that a Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.

Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 —Valuations based on significant unobservable inputs (including a Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the market place. The inputs will be considered by Kornitzer Capital Management (“Advisor”), along with any other relevant factors in the calculation of an investment’s fair value. The Funds use prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Funds evaluate and determine whether those closing prices reflect fair value at the close of the NYSE or require adjustment, as described above and in the Foreign Investment Risk note above.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions made by the Valuation Committee. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurement of applicable Fund assets and liabilities by level within the fair value hierarchy as of September 30, 2019. These assets are measured on a recurring basis.

Buffalo High Yield Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$2,339,565	-	-	$2,339,565
Convertible Bonds	-	26,878,976	-	26,878,976
Corporate Bonds	-	126,411,958	-	126,411,958
Bank Loans	-	32,045,615	-	32,045,615
Short Term Investment	11,500,049	-	-	11,500,049
Total*	$13,839,614	$185,336,549	$-	$199,176,163

* Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

TRANSACTIONS WITH AFFILIATES
Investments representing 5% or more of the outstanding voting securities of a portfolio company result in that company being considered an affiliated company, as defined in the 1940 Act. There were no affiliated companies held in any of the Buffalo Funds during the period ended September 30, 2019.

FOREIGN CURRENCY TRANSLATION
Values of investments denominated in foreign currencies are converted into U.S. dollars using a spot market rate of exchange on the day of valuation. Purchases and sales of investments and dividend and interest income are translated to U.S. dollars using a spot market rate of exchange prevailing on the respective dates of such transactions. The portion of security gains or losses resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate, for both ﬁnancial reporting and tax purposes.

PURCHASED AND WRITTEN OPTIONS CONTRACTS
Certain of the Buffalo Funds may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, a Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, a Fund has the obligation to sell the security at the exercise price during the exercise period. The Fund did not hold written call options as of September 30, 2019. The Fund’s maximum payout in the case of written call option contracts cannot be determined. As a holder of a put option, a Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, a Fund has the obligation to buy the underlying security at the exercise price during the exercise period. The Fund did not hold any written put options as of September 30, 2019.  The premium that a Fund pays when purchasing an option or receives when writing an option will reﬂect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of purchase.  A purchaser (holder) of a put option pays a non-refundable premium to the seller (writer) of a put option to obtain the right to sell a speciﬁed amount of a security at a ﬁxed price (the exercise price) during a speciﬁed period (exercise period). Conversely, the seller (writer) of a put option, upon payment by the holder of the premium, has the obligation to buy the security from the holder of the put option at the exercise price during the exercise period.  Exchange traded options are valued at the composite price, using the National Best Bid and Oﬀer quotes (“NBBO”). NBBO consists of the highest bid prices and lowest ask prices across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Speciﬁcally, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Non exchange traded options also will be valued at the mean between the last bid and ask quotations. For options where market quotations are not readily available, a fair value shall be determined as set forth in the Fund’ fair valuation guidelines.  The Fund may use options with the objective to generate income as a non-principal investment strategy. A risk of using derivatives is that the counterparty to a derivative may fail to comply with their obligation to the Fund.